OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2023
Revenues	$3,791	$1,075	$487	$287	$5,640

Operating loss	$(11,100)	$(39)	$(10,349)	$(5,020)	$(26,508)

Net financing income					$521

Loss before taxes on income					$(25,987)
	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2022
Revenues	$876	$72	$513	$214	$1,675

Operating loss	$(12,256)	$(220)	$(8,875)	$(5,590)	$(26,941)

Net financing income					$(2,813)

Loss before taxes on income					$(29,754)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2021
Revenues	$628	$40	$183	$79	$930

Operating loss	$(12,248)	$(169)	$(10,087)	$(8,449)	$(30,953)

Net financing expenses					$521

Loss before taxes on income					$(30,432)

Schedule of Major Customers
	Year ended December 31,
	2023	2022	2021

Customer A (subsidiary shareholder)	62%	48%	35%
Customer B	-	-	20%
Customer C	-	26%	17%
Customer D	17%	-	-

Schedule of Geographical Information
	Year ended December 31,
	2023	2022	2021

United States	65%	51%	56%
Israel	16%	45%	38%
Brazil	-	-	2%
Other	19%	4%	4%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
	December 31,
	2023	2022	2021

United States	80%	79%	81%
Israel	20%	21%	19%

	100%	100%	100%